Discontinued Operations	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Note 4 — Discontinued Operations

In an effort to improve working capital, cure then existing debt defaults and pay down debts, on June 15, 2012, the Company sold and licensed those of its assets (including equipment, tooling, certain patents and trademarks) (the “TDG Assets”) that comprised its tactical defense group, which engaged in the business of selling and licensing products and providing services, directly and indirectly, to military, defense and security organizations (the “Business”). We recorded a gain of $5,837,607 from the asset sale.

In accordance with ASC 205-20, the sale of the TDG Assets have been accounted for as discontinued operation. Accordingly, the operating results of the TDG Assets for the years ended December 31, 2013 and 2012 have been reclassified as discontinued operations on the Consolidated Statement of Operations. Below is a summary of these results:

	For Years
	Ended December 31,
	2013	2012

Sales of Products	$—	$1,768,754
Sales of Engineering Services	—	358,921

Total Sales	—	2,127,675

Total Cost of Sales	—	1,273,907

Gross Profit	—	853,768

Operating Expenses:
Research and Development	—	295,138
Selling and Marketing	—	200,378
General and Administrative	—	—
Depreciation and Amortization	—	—
Interest Expense on Senior Debt*	—	353,584
Amortization Senior Debt Discount*	—	752,248
Income (Loss) from Discontinued Operations	—	(747,580)

Gain (Loss) on Disposal of Discontinued Operations	—	5,837,607
Provision (Benefit) for Income Taxes (Note 21)	—	19,800
	—	5,817,807
Net Income (Loss) from Discontinued Operations	$—	$5,070,227

Basic Income (Loss) per Share	$—	$1.43
Diluted Income (Loss) per Share	$—	$1.43
Weighted-average Shares Outstanding Basic (Note 6)	—	3,536,865
Weighted-average Shares Outstanding Diluted (Note 6)	—	3,651,100

* Amounts reported represent the interest expense and the amortization of the discount on the Senior Term debt that was required to be repaid from the proceeds of the TDG Asset sale.